ACQUISITION - Narrative (Details) - Kinder Morgan Canada Limited $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 16, 2019 CAD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Purchase price consideration			$ 4,255
Cash consideration			2,009
Share consideration			2,300
Property, plant and equipment recognised as of acquisition date			2,660
Identifiable intangible assets recognised as of acquisition date			1,254
Goodwill expected to be deductible for tax purposes			180
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 12
Revenue of acquiree since acquisition date	27
Earnings of acquiree since acquisition date	$ 11
Revenue of combined entity as if combination occurred at beginning of period		$ 579
Earnings of combined entity as if combination occurred at beginning of period		$ 65
Ordinary shares
Disclosure of detailed information about business combination [line items]
Share consideration			$ 1,710
Equity interests of acquirer (in shares) | shares			35.7
Share price (in CAD per share) | $ / shares			$ 47.87
Series 23 preference share
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer (in shares) | shares			12.0
Share price (in CAD per share) | $ / shares			$ 24.43
Series 25 preference share
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer (in shares) | shares			10.0
Share price (in CAD per share) | $ / shares			$ 24.33